Other Income - Summary of Other Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Gain on sale of other assets	$ 0	$ 2,217	$ 0
Volatile organic compound emission plant lease income	238	1,220	2,900
Impairment and (loss) gain on sale of marketable securities	(2,062)	(2,560)	3,372
Miscellaneous income (loss)	9,229	(511)	6,088
Loss on bond repurchase	(1,759)
Other income	$ 5,646	$ 366	$ 12,360